Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Basic—
Net income attributable to NHI shareholders	¥ 165,863	¥ 92,786	¥ 142,996
Weighted average number of NHI shares outstanding	3,017,128,412	3,006,744,201	3,063,524,091
Net income attributable to NHI shareholders per share	¥ 54.97	¥ 30.86	¥ 46.68
Diluted—
Net income attributable to NHI shareholders	¥ 165,701	¥ 92,606	¥ 142,861
Weighted average number of NHI shares outstanding	3,144,540,974	3,114,313,612	3,158,708,013
Net income attributable to NHI shareholders per share	¥ 52.69	¥ 29.74	¥ 45.23